Supplement dated June 1, 2012 to the

PNC Multi-Factor Small Cap Core Fund Class A & C Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Class C Shares of the PNC Multi-Factor Small Cap Core Fund are no longer available for purchase by investors.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQAC-0512